Regulatory Capital Financial Instruments - Schedule of Subordinated Bonds Due (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
C1 [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 300,000	$ 300,000
Interest rate %	7.50%	7.50%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 4,167	$ 4,761
C1 [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 200,000	$ 200,000
Interest rate %	7.40%	7.40%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 2,780	$ 3,178
C1 [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 530,000	$ 530,000
Interest rate %	7.10%	7.10%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 7,404	$ 8,472
C1 [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 300,000	$ 300,000
Interest rate %	7.10%	7.10%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 4,193	$ 4,797
C1 [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 50,000	$ 50,000
Interest rate %	6.50%	6.50%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 706	$ 809
C1 [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 450,000	$ 450,000
Interest rate %	6.60%	6.60%
Registration date	Dec. 06, 1999	Dec. 06, 1999
Maturity date	Jan. 01, 2030	Jan. 01, 2030
Balance due	$ 6,350	$ 7,283
D1 [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 2,000,000	$ 2,000,000
Interest rate %	3.60%	3.60%
Registration date	Jun. 20, 2002	Jun. 20, 2002
Maturity date	Apr. 01, 2026	Apr. 01, 2026
Balance due	$ 3,626	$ 10,335
F [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,000,000	$ 1,000,000
Interest rate %	5.00%	5.00%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 38,760	$ 37,358
F [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,500,000	$ 1,500,000
Interest rate %	5.00%	5.00%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 58,140	$ 56,037
F [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 759,000	$ 759,000
Interest rate %	4.50%	4.50%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 30,367	$ 29,365
F [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 241,000	$ 241,000
Interest rate %	4.50%	4.50%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 9,642	$ 9,324
F [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 4,130,000	$ 4,130,000
Interest rate %	4.20%	4.20%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 167,899	$ 162,631
F [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,000,000	$ 1,000,000
Interest rate %	4.30%	4.30%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 40,653	$ 39,377
F [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 70,000	$ 70,000
Interest rate %	4.20%	4.20%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 2,853	$ 2,764
F [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 4,000,000	$ 4,000,000
Interest rate %	3.90%	3.90%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 166,840	$ 162,042
F [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 2,300,000	$ 2,300,000
Interest rate %	3.80%	3.80%
Registration date	Nov. 28, 2008	Nov. 28, 2008
Maturity date	Nov. 01, 2033	Nov. 01, 2033
Balance due	$ 96,242	$ 93,507
G [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 600,000	$ 600,000
Interest rate %	4.00%	4.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 23,505	$ 22,697
G [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 50,000	$ 50,000
Interest rate %	4.00%	4.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 1,959	$ 1,891
G [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 80,000	$ 80,000
Interest rate %	3.90%	3.90%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 3,153	$ 3,046
G [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 450,000	$ 450,000
Interest rate %	3.90%	3.90%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 17,751	$ 17,149
G [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 160,000	$ 160,000
Interest rate %	3.90%	3.90%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 6,311	$ 6,097
G [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,000,000	$ 1,000,000
Interest rate %	2.70%	2.70%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 43,916	$ 42,768
G [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 300,000	$ 300,000
Interest rate %	2.70%	2.70%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 13,175	$ 12,831
G [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,360,000	$ 1,360,000
Interest rate %	2.60%	2.60%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2036	Nov. 01, 2036
Balance due	$ 59,884	$ 58,330
J [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,400,000	$ 1,400,000
Interest rate %	1.00%	1.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2042	Nov. 01, 2042
Balance due	$ 79,235	$ 77,836
J [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,500,000	$ 1,500,000
Interest rate %	1.00%	1.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2042	Nov. 01, 2042
Balance due	$ 85,004	$ 83,509
J [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 1,100,000	$ 1,100,000
Interest rate %	1.00%	1.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2042	Nov. 01, 2042
Balance due	$ 62,751	$ 61,667
I [Member]
Schedule of Subordinated Bonds Due [Line Items]
Currency	UF	UF
Issuance currency amount	$ 900,000	$ 900,000
Interest rate %	1.00%	1.00%
Registration date	Nov. 29, 2011	Nov. 29, 2011
Maturity date	Nov. 01, 2040	Nov. 01, 2040
Balance due	$ 49,827	$ 49,018
Total subordinated bonds due [Member]
Schedule of Subordinated Bonds Due [Line Items]
Balance due	$ 1,087,093	$ 1,068,879